SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment in equity affiliates
Carrying amount of equity investment in affiliates	$ 4,066,873	$ 155,888
Cash and cash equivalents
Maximum original maturity period of demand deposits to be considered as cash and cash equivalents (in months)	3 months
Project assets
Revenue recognized	27,430,163
Project costs	26,714,686
Project assets - Module cost	3,337,837	13,350,157	1,669,040
Project assets - Development	5,140,345	19,609,382
Project assets - Others	3,284,487	2,019,491	269,479
Total project assets	11,762,669	34,979,030	1,938,519
Current portion	8,860,635	34,979,030	1,938,519
Noncurrent portion	2,902,034
Total current liabilities		12,684,581
Total liabilities		$ 12,684,581
Minimum
Investment in equity affiliates
Equity method investments ownership (as a percent)	20.00%